UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2006

Check here if Amendment:           [_]; Amendment Number: ____

This Amendment (Check only one):   [_] is a restatement
                                   [_] adds new holding entries.

Institutional Manager Filing this Report:

Name:     SLS Management, LLC

Address:  140 West 57th Street, Suite 7B
          New York, New York 10019


13F File Number: 28-05389

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Steven Rohlfing
Title:  Chief Financial Officer
Phone:  (212) 537-3600


Signature, Place and Date of Signing:

/s/ Steven Rohlfing            New York, New York          August 14, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).


[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  28

Form 13F Information Table Value Total:   $748,056
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                                         Name
---------------------                                       -------
  (1) 28-10548                                         SLS Offshore Fund, Ltd.

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
                                                         FORM 13F INFORMATION TABLE

COLUMN 1                    COLUMN  2       COLUMN 3     COLUMN 4      COLUMN 5           COLUMN 6       COLUMN 7      COLUMN 8

                            TITLE                       VALUE     SHRS OR   SH/ PUT/  INVSTMNT DISCRTN   OTHER    VOTING AUTHORITY
NAME OF ISSUER             OF CLASS           CUSIP    (X$1000)   PRN AMT   PRN CALL  SOLE     SHARED    MGRS   SOLE    SHARED  NONE

Agere Sys INC                COM            00845V308   24,614   1,674,400  SH      1,151,193   523,207  (1) 1,151,193  523,207
American Std Cos Inc DEL     COM            029712106   37,927     876,529  SH        596,246   280,283  (1)   596,246   280,283
American Tower Corp          CL A           029912201   20,346     653,800  SH        483,700   170,100  (1)   483,700   170,100
Bally Technologies Inc       COM            05874B107   19,455   1,181,245  SH        802,748   378,497  (1)   802,748   378,497
Burger King Hldgs INC        COM            121208201   16,803   1,066,880  SH        852,100   214,780  (1)   852,100   214,780
Loews Corp                   CAROLNA GP STK 540424207   23,759     462,500  SH        316,438   146,062  (1)   316,438   146,062
Cemex S A                    SPON ADR 5 ORD 151290889   13,456     236,200  SH        162,500    73,700  (1)   162,500    73,700
Schwab Charles Corp NEW      COM            808513105   41,314   2,585,339  SH      1,841,023   744,316  (1) 1,841,023   744,316
Fleetwood Enterprises Inc    COM            339099103   53,444   7,088,060  SH      4,341,295 2,746,765  (1) 4,341,295 2,746,765
Freescale Semiconductor Inc  COM CL A       35687M107   33,226   1,145,738  SH        603,811   541,927  (1)   603,811   541,927
Freescale Semiconductor Inc  CL B           35687M206   10,764     366,108  SH        246,707   119,401  (1)   246,707   119,401
Lakes Entmt Inc              COM            51206P109    9,663     799,249  SH        537,441   261,808  (1)   537,441   261,808
Ligand Pharmaceuticals INC   CL B           53220K207      430      50,900  SH         34,398    16,502  (1)    34,398    16,502
Limited Brands Inc           COM            532716107   30,074   1,175,212  SH        759,489   415,723  (1)   759,489   415,723
Loews Corp                   COM            540424108   53,668   1,513,911  SH        950,277   563,634  (1)   950,277   563,634
Microsoft Corp               CL B           594918104   33,449   1,435,574  SH        986,696   448,878  (1)   986,696   448,878
Molson Coors Brewing Co      COM            60871R209   21,921     322,937  SH        220,736   102,201  (1)   220,736   102,201
OccuLogix Inc                COM            67461T107    1,023     471,232  SH        321,103   150,129  (1)   321,103   150,129
OM Group Inc                 COM            670872100   20,759     672,900  SH        439,355   233,545  (1)   439,355   233,545
Oracle Corp                  COM            68389X105   34,219   2,361,584  SH      1,613,043   748,541  (1) 1,613,043   748,541
Pall Corp                    COM            696429307   27,743     990,817  SH        677,609   313,208  (1)   677,609   313,208
Readers Digest Assn INC      COM            755267101   27,806   1,991,860  SH      1,277,793   714,067  (1) 1,277,793   714,067
Sears Hldgs Corp             COM            812350106   46,323     298,283  SH        179,903   118,380  (1)   179,903   118,380
Southern Un Co NEW           COM            844030106   13,803     510,100  SH        346,854   163,246  (1)   346,854   163,246
Hanover Ins Group INC        COM            410867105   26,220     552,469  SH        373,822   178,647  (1)   373,822   178,647
Waste Mgmt Inc DEL           COM            94106L109   38,155   1,063,395  SH        678,183   385,212  (1)   678,183   385,212
Weyerhaeuser Co              COM            962166104   34,206     549,500  SH        302,329   247,171  (1)   302,329   247,171
Williams Cos Inc DEL         COM            969457100   33,486   1,433,467  SH        847,763   585,704  (1)   847,763   585,704
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